17. Judicial Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Judicial Deposits Tables
Judicial Deposits

	12.31.2017	12.31.2016
Taxes claims	337,909	433,880
Labor claims	120,463	149,968
.
Civil
Suppliers	-	7,680
Civil	110,495	51,482
Easements	6,114	6,679
Customers	2,522	3,197
	119,131	69,038
.
Others	5,026	4,717
	582,529	657,603